Related Party Transactions - Disclosure of compensation for directors, officers and key management personnel (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Related Party Transactions Abstract
Salaries and Benefits	$ 580,774	$ 575,255	$ 473,841
Consulting fees	396,250	396,456	251,007
Non-cash Options Vested	2,100,717	3,242,528	1,698,487
Accomodation and Rentals	0	0	5,749
Total	$ 3,077,741	$ 4,214,239	$ 2,429,084